Taxation - Summary of Total Unused Tax Losses Carried Forward Analysed by Expiry Terms (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	€ 1,010	€ 1,074
Deferred tax asset recognised	763	658
Within 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	1	2
More than 1 year but less than 5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	2	350
Deferred tax asset recognised	2	38
- more than 5 years but less than 10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	83	31
Deferred tax asset recognised	1
More than 10 years but less than 20 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised		18
Unlimited [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	923	673
Deferred tax asset recognised	€ 759	€ 620